Employee Future Benefits - Fair Value of Plan Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period		$ (158)
Administration expenses		(1)	$ (1)	$ (1)
Net asset, ending of period		(162)	(158)
Voluntary contribution	$ 3	4	35
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period		289	353
Interest on plan assets		14	9
Net loss on plan assets		14	(55)
Contributions		13	44
Benefits paid		(44)	(62)
Change in foreign exchange rates		(1)	1
Net asset, ending of period		284	289	353
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period		(71)
Administration expenses		(1)	(1)	(1)
Net asset, ending of period		(71)	(71)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period		274	339
Interest on plan assets		13	9
Net loss on plan assets		15	(55)
Contributions		5	38
Benefits paid		(36)	(57)
Change in foreign exchange rates		(1)	1
Net asset, ending of period		269	274	339
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period		(70)
Administration expenses		0	0	0
Net asset, ending of period		(74)	(70)
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period		15	14
Interest on plan assets		1	0
Net loss on plan assets		(1)	0
Contributions		6	6
Benefits paid		(6)	(5)
Change in foreign exchange rates		0	0
Net asset, ending of period		15	15	14
Other
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period		(17)
Administration expenses		0	0	0
Net asset, ending of period		(17)	(17)
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period		0	0
Interest on plan assets		0	0
Net loss on plan assets		0	0
Contributions		2	0
Benefits paid		(2)	0
Change in foreign exchange rates		0	0
Net asset, ending of period		$ 0	$ 0	$ 0